LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Investments [Abstract]
Schedule Of Deposits [Table Text Block]
	DECEMBER 31,
	2014	2013

Bank deposits (see also Note 11A)	$1,335	$1,072
	$1,335	$1,072